Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Hierarchy
The following table presents derivative assets and liabilities that are accounted for at fair value on a recurring basis.

($ millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
As at December 31, 2024
Assets
Energy contracts subject to regulatory deferral (2) (3)	—	63	—	63
Energy contracts not subject to regulatory deferral (2)	—	7	—	7
Total return swaps and interest rate contracts (2)	—	16	—	16
Other investments (4)	150	—	—	150
	150	86	—	236

Liabilities
Energy contracts subject to regulatory deferral (3) (5)	—	(197)	—	(197)
Energy contracts not subject to regulatory deferral (5)	—	(2)	—	(2)
Foreign exchange contracts and cross-currency interest rate swaps (5)	—	(45)	—	(45)
	—	(244)	—	(244)

As at December 31, 2023
Assets
Energy contracts subject to regulatory deferral (2) (3)	—	49	—	49
Energy contracts not subject to regulatory deferral (2)	—	6	—	6
Foreign exchange contracts (2)	—	5	—	5
Other investments (4)	145	—	—	145
	145	60	—	205

Liabilities
Energy contracts subject to regulatory deferral (3) (5)	—	(209)	—	(209)
Energy contracts not subject to regulatory deferral (5)	—	(3)	—	(3)
Total return and cross-currency interest rate swaps (5)	—	(6)	—	(6)
	—	(218)	—	(218)
(1)Under the hierarchy, fair value is determined using: (i) Level 1- unadjusted quoted prices in active markets; (ii) Level 2 - other pricing inputs directly or indirectly observable in the marketplace; and (iii) Level 3 - unobservable inputs, used when observable inputs are not available. Classifications reflect the lowest level of input that is significant to the fair value measurement.
(2)Included in accounts receivable and other current assets or other assets
(3)Unrealized gains and losses arising from changes in fair value of these contracts are deferred as a regulatory asset or liability for recovery from, or refund to, customers in future rates as permitted by the regulators, with the exception of long-term wholesale trading contracts and certain gas swap contracts.
(4)UNS Energy holds investments in money market accounts, and ITC and Central Hudson hold investments in trust associated with supplemental retirement benefit plans for select employees, which include mutual funds and money market accounts. The fair value of these investments is included in cash and cash equivalents and other assets, with gains and losses recognized in other income, net
(5)Included in accounts payable and other current liabilities or other liabilities

Derivative Asset Contracts Under Master Netting Agreements and Collateral Positions	The following table presents the potential offset of counterparty netting.

($ millions)	Gross Amount Recognized In Balance Sheet	Counterparty Netting of Energy Contracts	Cash Collateral Posted/(Received)	Net Amount
As at December 31, 2024
Derivative assets	70	(30)	15	55
Derivative liabilities	(199)	30	—	(169)

As at December 31, 2023
Derivative assets	55	(24)	28	59
Derivative liabilities	(212)	24	(1)	(189)

Derivative Liability Contracts Under Master Netting Agreements and Collateral Positions	The following table presents the potential offset of counterparty netting.

($ millions)	Gross Amount Recognized In Balance Sheet	Counterparty Netting of Energy Contracts	Cash Collateral Posted/(Received)	Net Amount
As at December 31, 2024
Derivative assets	70	(30)	15	55
Derivative liabilities	(199)	30	—	(169)

As at December 31, 2023
Derivative assets	55	(24)	28	59
Derivative liabilities	(212)	24	(1)	(189)

Schedule of Volume of Derivative Activity
As at December 31, 2024, the Corporation had various energy contracts that will settle on various dates through 2029. The volumes related to electricity and natural gas derivatives are outlined below.

	2024	2023
Energy contracts subject to regulatory deferral (1)
Electricity swap contracts (GWh)	774	628
Electricity power purchase contracts (GWh)	430	588
Gas swap contracts (PJ)	236	228
Gas supply contracts (PJ)	105	134
Energy contracts not subject to regulatory deferral (1)
Wholesale trading contracts (GWh)	1,499	1,310
Gas swap contracts (PJ)	3	3
(1)GWh means gigawatt hours and PJ means petajoules